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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [_]; Amendment Number: ____
This amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MPM BioEquities Adviser, LLC
Address: 601 Gateway Boulevard, Suite 350
         South San Francisco, CA 94080

13 File Number: 28-108358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Robert W. Liptak
Title:  Chief Financial Officer
Phone:  617-425-9216

Signature, Place and Date of Signing:

   /s/ Robert W. Liptak    South San Francisco, CA           08/14/06
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manger(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                            Name

28-_______________________                      ______________________________

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
                                               Form 13F Information Table
                                                                                                       VOTING AUTHORITY
                                                                                                      -------------------
                                                   VALUE    SHARES/                 INVSTMT   OTHER
NAME OF ISSUER           TITLE OF CLASS    CUSIP   x($1000) PRN AMT SH/PRN PUT/CALL DISCRETN MANAGERS  SOLE   SHARED NONE
--------------           --------------- --------- -------- ------- ------ -------- -------- -------- ------- ------ ----
ACAMBIS PLC              COMMON STOCK    004286100    1018   165000   SH              SOLE             165000   0     0
ACORDA THERAPEUTICS INC  COMMON STOCK    00484M106     877   210333   SH              SOLE             210333   0     0
ADVANCED LIFE SCIENCES   COMMON STOCK    00765H107    1676   578034   SH              SOLE             578034   0     0
  HLDGS INC
ALEXZA PHARMACEUTICALS   COMMON STOCK    015384100    1045   142504   SH              SOLE             142504   0     0
  INC
ALEXION PHARMACEUTICALS  COMMON STOCK    015351109    3765   104228   SH              SOLE             104228   0     0
  INC
ALKERMES                 COMMON STOCK    01642T108    3347   176895   SH              SOLE             176895   0     0
ARENA PHARMACEUTICALS    COMMON STOCK    040047102    1838   158700   SH              SOLE             158700   0     0
  INC
ARRAY BIOPHARMA          COMMON STOCK    04269X105    2062   239800   SH              SOLE             239800   0     0
AUXILIUM PHARMACEUTICALS COMMON STOCK    05334D107    1721   221148   SH              SOLE             221148   0     0
AVANIR PHARMACEUTICALS   COMMON STOCK    05348P401    1498   218975   SH              SOLE             218975   0     0
BARRIER THERAPEUTICS INC COMMON STOCK    06850R108    2857   436837   SH              SOLE             436837   0     0
COLLAGENEX               COMMON STOCK    19419B100    2396   200000   SH              SOLE             200000   0     0
  PHARMACEUTICALS
CONNETICS CORP           COMMON STOCK    208192104    2767   235300   SH              SOLE             235300   0     0
COTHERIX INC             COMMON STOCK    22163T103    5066   588401   SH              SOLE             588401   0     0
CURAGEN CORP             COMMON STOCK    23126R101    2542   726400   SH              SOLE             726400   0     0
DEPOMED INC              COMMON STOCK    249908104    3355   571519   SH              SOLE             571519   0     0
FAVRILLE INC             COMMON STOCK    312088404    5031  1026750   SH              SOLE            1026750   0     0
GENENTECH INC            COMMON STOCK    368710406    1996    24400   SH              SOLE              24400   0     0
GILEAD SCIENCES          COMMON STOCK    375558103    3567    60300   SH              SOLE              60300   0     0
HEMOSENSE INC            COMMON STOCK    423691104    1585   299074   SH              SOLE             299074   0     0
ICOS CORP                COMMON STOCK    449295104    1680    76400   SH              SOLE              76400   0     0
IMCLONE SYSTEM INC       COMMON STOCK    45245W109    3694    95600   SH              SOLE              95600   0     0
ISTA PHARMACEUTICALS INC COMMON STOCK    45031X204    1227   170000   SH              SOLE             170000   0     0
MEDAREX INC              COMMON STOCK    583916101    1777   184900   SH              SOLE             184900   0     0
MEDICINES CO             COMMON STOCK    584688105    3181   162700   SH              SOLE             162700   0     0
MGI PHARMACEUTICALS INC  COMMON STOCK    552880106    3225   150000   SH              SOLE             150000   0     0
NEKTAR THERAPEUTICS      COMMON STOCK    640268108    6745   367800   SH              SOLE             367800   0     0
NEORX CORP               COMMON STOCK    640520300    4161  4289915   SH              SOLE            4289915   0     0
NEOSE TECHNOLOGIES INC   COMMON STOCK    640522108    1478   364970   SH              SOLE             364970   0     0
OSI PHARMACEUTICALS INC  COMMON STOCK    671040103    3736   113340   SH              SOLE             113340   0     0
ORCHID CELLMARK INC      COMMON STOCK    68573C107     890   318960   SH              SOLE             318960   0     0
OXIGENE INC              COMMON STOCK    691828107    1568   400000   SH              SOLE             400000   0     0
PDL BIOPHARMA INC        COMMON STOCK    69329Y104    2669   145000   SH              SOLE             145000   0     0
PHARMION CORP            COMMON STOCK    71715B409    3123   183400   SH              SOLE             183400   0     0
POZEN INC                COMMON STOCK    73941U102    1408   200000   SH              SOLE             200000   0     0
REGENERON                COMMON STOCK    75886F107    1727   134700   SH              SOLE             134700   0     0
  PHARMACEUTICALS INC
SGX PHARMACEUTICALS INC  COMMON STOCK    78423C108    1954   379323   SH              SOLE             379323   0     0
SEPRACOR INC             COMMON STOCK    817315104    5737   100400   SH              SOLE             100400   0     0
SOMAXON PHARMACEUTICALS  COMMON STOCK    834453102    7396   473807   SH              SOLE             473807   0     0
SONUS PHARMACEUTICALS    COMMON STOCK    835692104    1522   305604   SH              SOLE             305604   0     0
  INC
VION PHARMACEUTICALS INC COMMON STOCK    927624106    1352   945600   SH              SOLE             945600   0     0
XENOPORT INC             COMMON STOCK    98411C100    2717   150000   SH              SOLE             150000   0     0
ZYMOGENETICS INC         COMMON STOCK    98985T109    3117   164300   SH              SOLE             164300   0     0
SEPRACOR INC             OPTION - CALLS  817315104    7143   125000   SH     CALL     SOLE             125000   0     0
SEPRACOR INC             OPTION - CALLS  817315104    7143   125000   SH     CALL     SOLE             125000   0     0

S REPORT SUMMARY         45 Data Records            130378          0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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